CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues	€ 27,832	€ 24,826	€ 21,567
Cost of sales	(19,646)	(16,876)	(14,812)
Gross profit	8,186	7,950	6,755
Selling expenses	(7,975)	(6,420)	(5,816)
Administrative expenses	(6,584)	(6,577)	(6,407)
Research and development expenses	(6,865)	(6,149)	(6,500)
Other operating expenses	(2,591)	(618)	(2,799)
Other operating income	10,447	2,970	1,603
Operating loss	(5,382)	(8,844)	(13,164)
Finance expense	(6,749)	(2,601)	(2,589)
Finance income	620	924	184
Financial result	(6,129)	(1,677)	(2,405)
Loss before income taxes	(11,511)	(10,521)	(15,569)
Income tax (expense) income	102	(65)	88
Net loss	(11,409)	(10,586)	(15,481)
Other comprehensive income (loss) that may be reclassified subsequently to profit or loss	(1,865)	(304)	933
Total comprehensive loss	(13,274)	(10,890)	(14,548)
Loss attributable to:
Owner of the Company	(11,266)	(10,511)	(15,339)
Non-controlling interests	(143)	(75)	(142)
Net loss	(11,409)	(10,586)	(15,481)
Total comprehensive loss attributable to:
Owner of the Company	(13,131)	(10,815)	(14,406)
Non-controlling interests	(143)	(75)	(142)
Total comprehensive loss	€ (13,274)	€ (10,890)	€ (14,548)
Weighted average number of shares outstanding - basic (in shares)	7,350,792	6,302,458	4,836,000
Weighted average number of shares outstanding - diluted (in shares)	7,350,792	6,302,458	4,836,000
Loss per share - basic (in EUR per share)	€ (1.53)	€ (1.68)	€ (3.20)
Loss per share - diluted (in EUR per share)	€ (1.53)	€ (1.68)	€ (3.20)